Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Option Activities

The following table summarized the Group’s share option activities for the year ended December 31, 2021:

	Number of Options (in 000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Weighted Average Grant date Fair value	Aggregate Intrinsic Value
		RMB	Years	RMB	RMB
Options outstanding on December 31, 2020	70,887	0.01	6.35	0.90	258,780
Granted	20,360	0.01	9.31	6.10	-
Forfeited	(7,146)	0.02	8.70	5.31	-
Expired	-	-	-	-	-
Exercised	(50,560)	0.00	5.23	0.32	-
Cancelled (replaced by restricted shares)	(33,541)	0.02	9.33	3.99	-
Options outstanding on December 31, 2021	-	-	-	-	-
Options vested or expected to vest on December 31, 2021	-	-	-	-	-
Options exercisable on December 31, 2021	-	-	-	-	-

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2019, 2020 and 2021 were as follows:

Year ended December 31,
	2019	2020	2021
Expected volatility	47.5%-47.9%	48.0%-48.2%	45.9%-52.7%
Risk-free interest rate	1.9%-2.0%	0.7%-0.9%	1.5%-1.7%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-3.0
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares (RMB)	2.4 -2.7	2.7 -3.7	1.9 - 12.1

Summary of Activities of Restricted Shares Held by Shareholding Platforms

The following table summarized the Group’s activities of restricted shares held by the Shareholding Platforms for the year ended December 31, 2021:

	Number of Options (in 000s)	Weighted Average Grant date Fair value
		RMB
Unvested restricted shares on December 31, 2020	-	-
Granted (to replace existing options)	33,541	3.99
Vested	(3,436)	1.30
Forfeited	(7,331)	3.44
Unvested restricted shares on December 31, 2021	22,774	4.57
Restricted shares expected to vest on December 31, 2021	22,774	4.57